UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from April 1, 2016 to April 30, 2016
Commission File Number of issuing entity: 333-173928-10

Central Index Key Number of issuing entity: 0001614404
Ford Credit Auto Lease Trust 2014-B
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-173928
Central Index Key Number of depositor: 0001519881
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of sponsor: 000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Erin Rohde, Phone: 313-322-3611
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-0549190
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Auto Lease Trust 2014-B Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Lease Trust 2014-B
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Erin M. Rohde
Erin M. Rohde
Assistant Treasurer
Date: May 26, 2016

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Auto Lease Trust 2014-B Monthly Investor Report